Annual Fund Operating Expenses - Wedbush LAFFER|TENGLER New Era Value ETF - Wedbush LAFFER|TENGLER New Era Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.85%	[2]
Expenses (as a percentage of Assets)	0.85%

[1]	Under the investment advisory agreement between Wedbush Fund Advisers, LLC (the “Adviser”) and the Fund, the Adviser, at its own expense, and without reimbursement from the Fund will pay all expenses of the Fund, excluding the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, securities lending fees and expenses, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Other expenses are estimated for the current fiscal year.